SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2024
SHORT-TERM AND LONG-TERM LOANS
SHORT-TERM AND LONG-TERM LOANS

10.         SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Short-term loans	1,412	1,391
Long-term loans, current portion	16,103	40,481
Long-term loans, less current portion	167,570	125,308
Total long-term loans	183,673	165,789

Short-term loans:

During the year ended December 31, 2023, the Company obtained a short-term RMB-denominated bank loan of US$1,412 (RMB10 million) from a financial institution in China, which bore a fixed annual interest rate of 3.45% maturity date of one year. In December 2024, the loan was repaid at maturity, and shortly after such repayment the Company obtained a new short-term RMB-denominated bank loan of same amount from the same financial institution, with a fixed annual interest rate of 3.1% and a maturity of one year. Both the 2023 and 2024 short-term loans were fully secured by the same property located in Beijing, which was owned by a company controlled by Vincent Tianquan Mo, the Executive Chairman of the Board and the controlling shareholder of the Company.

10.         SHORT-TERM AND LONG-TERM LOANS (continued)

Long-term loans:

Summary of principal terms of long-term bank borrowings as of December 31, 2023 and 2024 were as follows:

	As of December 31,		Contractual	Primary
Item	2023	2024	Maturity	Collateral
	US$	US$
Long-term loan 1	7,499	5,115	March 2027	Building
Long-term loan 2	18,233	14,182	August 2028	Building
Long-term loan 3	33,039	28,755	April 2029	Building
Long-term loan 4	39,533	37,561	July 2041	Building
Long-term loan 5	85,369	80,176	May 2038	Building
Total long-term loan	183,673	165,789

As of December 31, 2023 and 2024, the Company had total long-term bank borrowings of US$183,673 and US$165,789. Current portions of these borrowings, representing scheduled repayments due within the next twelve months, amounted to US$16,103 and US$40,481, respectively, with the remaining balances classified as non-current liabilities.

These borrowings bore annual interest rates ranging from 4.20% to 5.63% in 2023 and from 3.85% to 5.40% in 2024.

The borrowings are primarily secured by buildings with carrying values of US$350,709 and US$311,102, pledged bank deposits of US$136 and US$2, and rental income receivables generated from the mortgaged properties. For certain loans, the lender also holds pledges over equity interests in certain of the Company’s PRC subsidiaries.